Equity - Financial Position Disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Information [Line Items]
Revenues	€ 40,652	€ 39,993	€ 39,277
Depreciation and amortization	(8,797)	(8,796)	(8,397)
Operating income	2,593	4,056	13,586
Capital Expenditure	5,579
Fixed Assets	22,944	23,714	22,725
Total allocated assets	104,324	109,642
Colombia Telecomunicaciones, S.A., E.S.P.
Entity Information [Line Items]
Revenues	1,497	1,517	1,312
OIBDA	359	569	413
Depreciation and amortization	(295)	(308)	(314)
Operating income	64	261	99
Capital Expenditure	125	261	151
Fixed Assets	1,234	1,116	1,264
Total allocated assets	2,936	2,696	2,725
Total allocated liabilities	2,258	2,001	1,878
Telxius Telecom, S.A.
Entity Information [Line Items]
Revenues	410	421	587
OIBDA	211	218	6,332
Depreciation and amortization	(66)	(66)	(72)
Operating income	145	152	6,260
Capital Expenditure	66	65	91
Fixed Assets	500	507	475
Total allocated assets	1,210	2,129	2,083
Total allocated liabilities	€ 1,333	€ 1,163	€ 1,225